Financial Instruments and Risk Management (Details) - Schedule of unobservable inputs in fair value measurement within Level 3 € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Derivative Liability – Non-Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of unobservable inputs in fair value measurement within Level 3 [Line Items]
Input	Illiquidity discount
Sensitivity applied	-100bps
Effect on fair value	€ (175)
Equity Settled Share-Based Payments [Member]
Financial Instruments and Risk Management (Details) - Schedule of unobservable inputs in fair value measurement within Level 3 [Line Items]
Input	Illiquidity discount
Sensitivity applied	-100bps
Effect on fair value	€ (76)